CONCENTRATIONS (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Concentration Risk [Line Items]
Revenue	$ 6,277,260	$ 8,325,382
Medical Devices [Member]
Concentration Risk [Line Items]
Revenue	6,257,359	7,138,474
Respiratory and Oxygen Homecare [Member]
Concentration Risk [Line Items]
Revenue	$ 19,901	$ 1,186,908